Long-Term Debt – Related Parties - Schedule of Long-Term Debt – Related Parties (Details) - OmniM2M, Inc [Member] - USD ($)		Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Promissory Note – CEO [Member]
Total (all current portion)		$ 213,894	$ 207,944	[1]	$ 45,535	[1]
Promissory Note – Satinder Thiara [Member]
Total (all current portion)		22,000	22,000	[2]		[2]
Promissory Note – Ci2i [Member]
Total (all current portion)	[3]	$ 2,509	$ (12,591)

[1]	This is an unsecured loan from the CEO entered into January 1, 2015. It is due on demand and therefore reflected as a current liability. The loan accrues interest at 15% per annum (1.25% monthly). Interest expense on this loan for the years ended December 31, 2016 and 2015, was $22,131 and $27,709, respectively. Accrued interest at December 31, 2016 was $49,840.
[2]	This is an unsecured loan from Satinder Thiara entered into May 25, 2016, with an interest rate of 15% per annum (1.25% monthly), due December 31, 2017. Satinder Thiara is a shareholder of the Company. Interest expense on this loan for the period ended December 31, 2016 was $2,200. Accrued interest at December 31, 2016 was $2,200.
[3]	This is an unsecured note (advance) from Ci2i. These funds are used to pay for the employee benefits of OmniM2M. There is no interest charged on this amount, and the companies have common shareholders and management.